Columbia Variable Portfolio – Acorn Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Acorn Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 0.6%
Media 0.6%
NIQ Global Intelligence PLC(a)	235,122	2,673,337
Total Communication Services		2,673,337
Consumer Discretionary 10.4%
Automobile Components 1.6%
Dorman Products, Inc.(a)	66,205	6,909,154
Hotels, Restaurants & Leisure 4.4%
Churchill Downs, Inc.	103,541	9,301,088
Rush Street Interactive, Inc.(a)	121,486	2,642,321
Wingstop, Inc.	46,557	7,214,938
Total		19,158,347
Household Durables 4.4%
Cavco Industries, Inc.(a)	15,999	7,748,156
SharkNinja, Inc.(a)	46,044	4,876,059
TopBuild Corp.(a)	17,770	6,242,601
Total		18,866,816
Total Consumer Discretionary		44,934,317
Consumer Staples 4.9%
Consumer Staples Distribution & Retail 2.4%
BJ’s Wholesale Club Holdings, Inc.(a)	67,446	6,638,035
Sprouts Farmers Market, Inc.(a)	47,458	3,660,436
Total		10,298,471
Household Products 1.3%
WD-40 Co.	28,144	5,739,687
Personal Care Products 1.2%
elf Beauty, Inc.(a)	85,669	5,192,398
Total Consumer Staples		21,230,556
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Antero Resources Corp.(a)	67,704	2,873,358
Devon Energy Corp.	80,983	4,075,064
EQT Corp.	59,825	3,807,263
Total		10,755,685
Total Energy		10,755,685
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.3%
Banks 1.8%
Lakeland Financial Corp.	40,968	2,350,744
Western Alliance Bancorp	80,667	5,715,257
Total		8,066,001
Capital Markets 7.5%
Blue Owl Capital, Inc.	267,021	2,437,902
Carlyle Group, Inc. (The)	182,369	8,824,836
GCM Grosvenor, Inc., Class A	841,029	8,242,084
Hamilton Lane, Inc., Class A	32,498	3,230,301
Miami International Holdings, Inc.(a)	82,263	3,201,676
StoneX Group, Inc.(a)	79,473	6,409,497
Total		32,346,296
Insurance 1.0%
Ryan Specialty Holdings, Inc., Class A	123,459	4,165,507
Total Financials		44,577,804
Health Care 21.7%
Biotechnology 8.2%
Absci Corp.(a)	488,126	1,464,378
Annexon, Inc.(a)	187,223	1,037,215
BridgeBio Pharma, Inc.(a)	59,706	4,433,768
Insmed, Inc.(a)	64,945	10,619,806
Ionis Pharmaceuticals, Inc.(a)	28,657	2,151,854
Madrigal Pharmaceuticals, Inc.(a)	5,107	2,673,361
Neurocrine Biosciences, Inc.(a)	22,209	2,925,814
NewAmsterdam Pharma Co. NV(a)	69,887	2,237,083
Nuvalent, Inc., Class A(a)	33,222	3,403,594
Revolution Medicines, Inc.(a)	26,194	2,547,367
Rhythm Pharmaceuticals, Inc.(a)	24,099	2,095,890
Total		35,590,130
Health Care Equipment & Supplies 2.4%
Glaukos Corp.(a)	60,134	6,474,026
iRhythm Holdings, Inc.(a)	32,689	3,857,956
Total		10,331,982

Columbia Variable Portfolio – Acorn Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Acorn Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.6%
Alignment Healthcare, Inc.(a)	311,043	5,480,578
Billiontoone, Inc., Class A(a)	31,910	2,518,975
Encompass Health Corp.	44,277	4,282,914
Guardant Health, Inc.(a)	58,287	5,383,970
HealthEquity, Inc.(a)	81,174	6,783,711
Pennant Group, Inc. (The)(a)	134,426	4,097,305
Total		28,547,453
Health Care Technology 0.5%
Doximity, Inc., Class A(a)	83,324	1,941,449
Life Sciences Tools & Services 3.2%
Adaptive Biotechnologies Corp.(a)	220,905	3,066,162
BioLife Solutions, Inc.(a)	132,304	2,524,360
Charles River Laboratories International, Inc.(a)	13,534	2,334,615
DNA Script(a),(b),(c),(d)	2,550	212,037
Fortrea Holdings, Inc.(a)	225,488	2,124,097
Repligen Corp.(a)	30,656	3,611,890
Total		13,873,161
Pharmaceuticals 0.8%
Crinetics Pharmaceuticals, Inc.(a)	48,653	1,767,077
Definium Therapeutics, Inc.(a)	98,921	1,869,607
Total		3,636,684
Total Health Care		93,920,859
Industrials 29.2%
Aerospace & Defense 9.9%
Aerovironment, Inc.(a)	29,484	5,397,046
Astronics Corp.(a)	65,299	4,357,402
Axon Enterprise, Inc.(a)	11,868	5,040,221
Curtiss-Wright Corp.	12,654	8,618,893
FTAI Aviation Ltd.	21,121	5,174,645
Karman Holdings, Inc.(a)	42,325	3,388,116
Kratos Defense & Security Solutions, Inc.(a)	45,118	3,181,270
VSE Corp.	43,289	7,982,492
Total		43,140,085
Building Products 2.6%
Janus International Group, Inc.(a)	639,734	3,294,630
Modine Manufacturing Co.(a)	36,412	7,890,845
Total		11,185,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.6%
Healthcare Services Group, Inc.(a)	150,110	2,784,540
Construction & Engineering 3.8%
MasTec, Inc.(a)	25,188	8,103,987
Sterling Infrastructure, Inc.(a)	20,746	8,449,224
Total		16,553,211
Electrical Equipment 2.1%
Bloom Energy Corp., Class A(a)	55,245	7,485,145
Nextpower, Inc., Class A(a)	13,773	1,660,335
Total		9,145,480
Ground Transportation 1.1%
Knight-Swift Transportation Holdings, Inc.	84,079	4,841,269
Machinery 4.7%
Esab Corp.	71,566	6,917,570
Mueller Water Products, Inc., Class A	92,913	2,554,178
SPX Technologies, Inc.(a)	53,809	10,758,571
Total		20,230,319
Professional Services 2.7%
Parsons Corp.(a)	93,587	5,069,608
Paylocity Holding Corp.(a)	31,710	3,425,948
Willdan Group, Inc.(a)	39,727	3,041,499
Total		11,537,055
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	16,367	4,342,493
McGrath Rentcorp	26,258	2,895,732
Total		7,238,225
Total Industrials		126,655,659
Information Technology 17.7%
Communications Equipment 3.8%
InterDigital, Inc.	27,114	8,188,428
Viavi Solutions, Inc.(a)	255,910	8,516,685
Total		16,705,113
Electronic Equipment, Instruments & Components 4.4%
Advanced Energy Industries, Inc.	5,539	1,787,491
Celestica, Inc.(a)	33,142	9,335,439
Coherent Corp.(a)	33,315	7,935,966
Total		19,058,896
Columbia Variable Portfolio – Acorn Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Acorn Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.5%
Applied Digital Corp.(a)	84,553	2,007,288
Semiconductors & Semiconductor Equipment 4.9%
Credo Technology Group Holding Ltd.(a)	28,475	2,672,948
Lattice Semiconductor Corp.(a)	35,474	3,290,568
Marvell Technology, Inc.	57,115	5,657,241
Semtech Corp.(a)	80,638	6,200,256
SiTime Corp.(a)	9,377	3,238,347
Total		21,059,360
Software 4.1%
Dynatrace, Inc.(a)	133,696	4,944,078
Hut 8 Corp.(a)	46,397	2,176,484
Monday.com Ltd.(a)	20,220	1,397,404
SailPoint, Inc.(a)	181,387	2,401,564
Workiva, Inc., Class A(a)	35,521	2,118,117
Zeta Global Holdings Corp., Class A(a)	169,585	2,699,793
Zscaler, Inc.(a)	16,076	2,255,302
Total		17,992,742
Total Information Technology		76,823,399
Total Common Stocks (Cost $366,210,256)		421,571,616

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
Sector 1.6%
State Street SPDR S&P Biotech ETF	53,380	6,818,227
Total Exchange-Traded Equity Funds (Cost $5,448,746)		6,818,227

Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 3.790%(e),(f)	5,425,530	5,423,360
Total Money Market Funds (Cost $5,423,009)		5,423,360
Total Investments in Securities (Cost: $377,082,011)		433,813,203
Other Assets & Liabilities, Net		(343,719)
Net Assets		433,469,484
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $212,037, which represents 0.05% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $212,037, which represents 0.05% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	212,037

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2026.

Columbia Variable Portfolio – Acorn Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Acorn Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	8,364,500	31,254,472	(34,195,408)	(204)	5,423,360	(135)	66,246	5,425,530
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Acorn Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7064_(05/26)